Shareholder Fees {- Fidelity Advisor Freedom® 2030 Fund}	May 28, 2022 USD ($)
03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-09 | Fidelity Advisor Freedom® 2030 Fund
Shareholder Fees:
(fees paid directly from your investment)	none